Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 — Related Party Transactions

Management Services from Trinad Management LLC

Pursuant to a Management Agreement (the “Management Agreement”) with Trinad Management LLC (“Trinad LLC”) entered into on September 23, 2011, Trinad LLC agreed to provide certain management services to the Company through September 22, 2014, including, without limitation, the sourcing, structuring and negotiation of potential business acquisitions and customer contracts for the Company. Under the Management Agreement, the Company compensated Trinad LLC for its services by (i) paying a fee equal to $2,080,000, with $90,000 payable in advance of each consecutive 3-month calendar period during the term of the Management Agreement and with $1,000,000 due at the end of the 3-year term, and (ii) issuing a warrant to purchase 2,250,000 shares of the Company’s common stock at an exercise price of $0.075 per share (the “Warrant”). The Warrant may have been exercised in whole or in part by Trinad LLC at any time for a period of 10 years. On August 25, 2016, the Warrant was fully exercised on a cashless basis at an exercise price of $0.075 per share, resulting in the issuance 2,148,648 shares of the Company’s common stock.

During the year ended March 31, 2015, the Company accrued $180,000 related to the remaining portion due under the Management Agreement. The total amount of $1,000,000 due to Trinad LLC is reflected as a liability on the accompanying December 31, 2016 and March 31, 2016 balance sheets. Trinad LLC continues to provide services to the Company at a fee of $30,000 per month on a month-to-month basis. For the nine months ended December 31, 2016 and 2015, the Company incurred $270,000 of such fees.

As of December 31, 2016 and March 31, 2016, amounts due to related parties were $124,500 and $117,124, respectively, payable to Mr. Ellin, the Company’s Executive Chairman, President, director and majority stockholder. These amounts were provided to the Company for working capital as needed and are unsecured, non-interest bearing advances with no formal terms of repayment.

Rent

During the nine-month period ended December 31, 2016 and the fiscal year ended March 31, 2016, the Company subleased office space from Trinad LLC for no cost to the Company. Management estimates such amounts to be immaterial. the Company anticipates continuing to sublease such space at no cost to it for the foreseeable future. the Company believes that such property is in good condition and is suitable for the conduct of its business.

Note 9 — Related Party Transactions

Management Services from Trinad Management LLC

Pursuant to a Management Agreement with Trinad Management LLC (“Trinad LLC”) entered into on September 23, 2011, Trinad LLC has agreed to provide certain management services to the Company through September 22, 2014, including, without limitation, the sourcing, structuring and negotiation of potential business acquisitions and customer contracts for the Company. Under the Management Agreement, the Company compensated Trinad LLC for its services with (i) a fee equal to $2,080,000, with $90,000 payable in advance of each consecutive three-month calendar period during the term of the Agreement and with $1,000,000 due at the end of the three (3) year term, and (ii) issuance of a Warrant to purchase 2,250,000 shares of the Company’s common stock at an exercise price of $0.075 per share (“Warrant”). The Warrant may be exercised in whole or in part by Trinad LLC at any time for a period of ten (10) years.

The fair value of the Warrant, estimated on the date of grant, was $82,575 and was amortized over the period of service of three (3) years. During the year ended March 31, 2015, the remaining unamortized balance of $11,461 was expensed.

During the year ended March 31, 2015, the Company accrued $180,000 related to the remaining portion due under the Management Agreement. The total amount of $1,000,000 due Trinad LLC is reflected as a liability on the accompanying March 31, 2016 and 2015 balance sheets. Trinad LLC continues to provide services to the Company at a fee of $30,000 per month on a month-to-month basis. For each of the years ended March 31, 2016 and 2015, the Company incurred $360,000 of such costs.

As of March 31, 2016 and 2015, amounts due to related parties were $117,124 and $101,345, respectively, payable to Robert Ellin, our Executive Chairman, President, director and controlling stockholder. These amounts were provided for working capital as needed and are unsecured, non-interest bearing advances with no formal terms of repayment.

Rent

During the fiscal year ended March 31, 2016, we subleased office space from Trinad LLC for no cost to us. Management estimates such amounts to be immaterial. We anticipate continuing to sublease such space at no cost to us for the foreseeable future. We believe that such property is in good condition and is suitable for the conduct of our business.